Accounting Principles - Additional Information (Detail) $ / shares in Units, $ in Thousands							1 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended
	May 03, 2024 USD ($) shares	Mar. 04, 2024 USD ($)	Nov. 14, 2023 USD ($) $ / shares shares	Nov. 01, 2023 USD ($) Cell $ / shares shares	Jun. 01, 2023	Nov. 23, 2022	Jun. 30, 2023	Dec. 31, 2023 USD ($)	May 03, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 13, 2024 USD ($)
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary					100.00%		100.00%
Gain (loss) on fair value measurement								$ (5,700)	$ 14,300
Fair value instrument remeasured	$ 57,000							42,700	57,000		$ 42,700
Fair value measurement of derivative			$ 48,400
Payment of fair value recorded in cash flow										$ 57,000
Conversion ratio	1 share to 1.06		one-for-one basis
Deferred revenues								110,325		112,161	110,325
Milestone upfront payment transaction price										109,100
Revenues										41,505	755	$ 19,171
Cash and cash equivalents								$ 136,708		143,251	$ 136,708
Deposit										115,800
Initial equity investment	$ 28,000								$ 28,000
Percentage of share capital						2.40%
Class A Preferred Shares [Member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares	10,000,000		10,000,000						10,000,000
Class B Preferred Shares [Member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares	18,000,000		18,000,000						18,000,000
Class A and B Preferred Shares [Member]
Disclosure of changes in accounting estimates [line items]
Share issuance price | $ / shares			$ 5
Bottom of Range [member]
Disclosure of changes in accounting estimates [line items]
Percentage of derivative fair value probability of transaction completion			(2.00%)								(2.00%)
Sensitivity of derivative fair value to expected life period											-1 month
Top of Range [member]
Disclosure of changes in accounting estimates [line items]
Percentage of derivative fair value probability of transaction completion			2.00%								2.00%
Sensitivity of derivative fair value to expected life period											+1 month
Joint Collaboration and Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Deferred revenues										84,100
Milestone upfront payment transaction price		$ 10,000		$ 25,000						25,000
Additional milestone received										5,000
Collaboration agreement, upfront payment received				25,000
Joint Collaboration and Research Agreement [Member] | Bottom of Range [member]
Disclosure of changes in accounting estimates [line items]
Option exercise fee and development, regulatory and sales-related milestone payments receivable				70,000
Joint Collaboration and Research Agreement [Member] | Top of Range [member]
Disclosure of changes in accounting estimates [line items]
Option exercise fee and development, regulatory and sales-related milestone payments receivable				220,000
Subsequent Investment Agreement (SIA) [Member]
Disclosure of changes in accounting estimates [line items]
Initial fair value amount				48,400
Milestone upfront payment transaction price										48,400
Initial Investment Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Proceeds from sale of ordinary shares				80,000
Proceeds reallocated to the JRCA				35,728
Milestone upfront payment transaction price										$ 35,700
Additional Research Plans under the AZ JRCA One [Member]
Disclosure of changes in accounting estimates [line items]
Milestone received													$ 2,000
Additional Research Plans under the AZ JRCA Two [Member]
Disclosure of changes in accounting estimates [line items]
Milestone received													$ 5,000
AstraZeneca [member]
Disclosure of changes in accounting estimates [line items]
Proceeds from sale of ordinary shares				$ 80,000
Share issuance price | $ / shares				$ 5
Percentage of share capital				22.00%
Voting rights				21.00%
Equity investment			$ 140,000
AstraZeneca [member] | Ordinary shares [Member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares				16,000,000
AstraZeneca [member] | Joint Collaboration and Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Initial term of colloboration term				5 years
AstraZeneca [member] | Joint Collaboration and Research Agreement [Member] | Top of Range [member]
Disclosure of changes in accounting estimates [line items]
Number of novel cell colloborate to develop | Cell				10